Operating Segments	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Operating Segments
29	Operating Segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3. Notable accounting measurement differences are:

•
tax normalization adjustments related to the gross-up of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•	the grossing up of tax-exempt net interest income and non-interest income to an equivalent before-tax basis for those affected segments.
These differences in measurement enable comparison of net interest income and non-interest income arising from taxable and tax-exempt sources.
Changes to operating segments effective November 1, 2019
Effective November 1, 2019, Global Wealth Management became a fourth business segment. The Canadian and International businesses of Global Wealth results that were previously included in Canadian Banking’s and International Banking’s results, respectively, are included in Global Wealth Management results. The historical comparative segment financial information has been restated to reflect this realignment. The restated historical segment financial information of Canadian Banking, International Banking and Other did not impact the Bank’s previously reported consolidated financial information.
The aggregate number of cash-generating units (CGUs) for the purposes of goodwill impairment assessment as of November 1, 2019 has increased to 5 (October 31, 2019 – 4 CGUs) with the creation of the new Global Wealth Management CGU
(GWM-CGU).
This has resulted in the allocation of $3.4 billion of goodwill related to the wealth business from the Canadian Banking CGU to the
GWM-CGU.
As at November 1, 2019, the Bank has determined that goodwill allocated to
GWM-CGU
is not impaired.
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$8,030	$6,625	$628	$1,436	$242	$16,961
Non-interest income (4)(5)	2,868	2,993	4,752	3,587	91	14,291
Total revenues	10,898	9,618	5,380	5,023	333	31,252
Provision for credit losses	333	1,574	2	(100)	(1)	1,808
Depreciation and amortization	618	517	178	156	42	1,511
Non-interest expenses	4,333	4,737	3,077	2,302	658	15,107
Income tax expense	1,459	635	549	590	(362)	2,871
Net income	$4,155	$2,155	$1,574	$2,075	$(4)	$9,955
Net income attributable to non-controlling interests in subsidiaries	–	332	9	–	(10)	331
Net income attributable to equity holders of the Bank	4,155	1,823	1,565	2,075	6	9,624
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	–	7	–	–	–	7
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	4,155	1,816	1,565	2,075	6	9,617
Average assets ($ billions)	381	194	29	401	152	1,157
Average liabilities ($ billions)	313	149	45	385	193	1,085

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2021 amounting to $310 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes restructuring and other provisions of $129 (pre-tax $188).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $87; International Banking – $206; Global Wealth Management – $17

and Other – $29.

(6)	Refer to Note 37 for closed divestitures impacting the current year.

For the year ended October 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$7,838	$7,603	$575	$1,435	$ (131)	$17,320
Non-interest income (4)(5)	2,461	3,207	4,009	3,947	392	14,016
Total revenues	10,299	10,810	4,584	5,382	261	31,336
Provision for credit losses	2,073	3,613	7	390	1	6,084
Depreciation and amortization	633	525	170	156	62	1,546
Non-interest expenses	4,178	5,418	2,708	2,317	689	15,310
Income tax expense	879	182	437	564	(519)	1,543
Net income	$2,536	$1,072	$1,262	$1,955	$28	$6,853
Net income attributable to non-controlling interests in subsidiaries	–	92	10	–	(27)	75
Net income attributable to equity holders of the Bank	2,536	980	1,252	1,955	55	6,778
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	–	70	–	–	–	70
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	2,536	910	1,252	1,955	55	6,708
Average assets ($ billions)	359	206	26	412	158	1,161
Average liabilities ($ billions)	277	155	39	379	240	1,090

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2020 amounting to $275 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $354 (pre-tax $298).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $56; International Banking – $243; Global Wealth Management – $13 and Other – $(70).

(6)	Refer to Note 37 for closed divestitures impacting the current year.

For the year ended October 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$7,848	$8,353	$564	$1,396	$(984)	$17,177
Non-interest income (4)(5)	2,616	4,366	3,937	3,084	(146)	13,857
Total revenues	10,464	12,719	4,501	4,480	(1,130)	31,034
Provision for credit losses	972	2,076	–	(22)	1	3,027
Depreciation and amortization	441	379	126	91	16	1,053
Non-interest expenses	4,331	6,217	2,779	2,372	(15)	15,684
Income tax expense	1,232	909	412	505	(586)	2,472
Net income	$3,488	$3,138	$1,184	$1,534	$(546)	$8,798
Net income attributable to non-controlling interests in subsidiaries	–	373	18	–	17	408
Net income attributable to equity holders of the Bank	3,488	2,765	1,166	1,534	(563)	8,390
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	–	655	17	–	–	672
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	3,488	2,110	1,149	1,534	(563)	7,718
Average assets ($ billions)	340	201	25	372	118	1,056
Average liabilities ($ billions)	255	153	32	304	243	987

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2019 amounting to $181 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net loss on divestitures of $308 (pre-tax $148).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $65; International Banking – $753; Global Wealth Management – $10 and Other – $(178).

(6)	Refer to Note 37 for closed divestitures impacting the current year.
Geographical segmentation
The following table summarizes the Bank’s financial results by geographic region. Revenues and expenses which have not been allocated back to specific operating business lines are reflected in corporate adjustments.

For the year ended October 31, 2021 ($ millions) (1)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$9,182	$742	$1,668	$1,186	$1,507	$692	$1,345	$639	$16,961
Non-interest income (1)	9,190	953	714	531	666	383	664	1,190	14,291
Total revenues (2)	18,372	1,695	2,382	1,717	2,173	1,075	2,009	1,829	31,252
Provision for credit losses	255	(33)	334	586	205	195	221	45	1,808
Non-interest expenses	9,627	915	1,202	662	943	682	1,343	1,244	16,618
Income tax expense	1,909	120	184	104	204	80	103	167	2,871
Subtotal	6,581	693	662	365	821	118	342	373	9,955
Net income attributable to non-controlling interests in subsidiaries	(10)	–	14	2	200	48	77	–	331
Net income attributable to equity holders of the Bank	$6,591	$693	$648	$363	$621	$70	$265	$373	$9,624
Total average assets ($ billions)	$695	$167	$41	$27	$53	$13	$30	$131	$1,157

(1)	Includes net income from investments in associated corporations for Canada – $117, Peru – $10, Chile – $(15), Caribbean and Central America – $46, and Other International – $181.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2020 ($ millions) (1)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$8,515	$763	$1,661	$1,705	$1,415	$812	$1,734	$715	$17,320
Non-interest income (1)	8,085	1,375	724	605	677	449	753	1,348	14,016
Total revenues (2)	16,600	2,138	2,385	2,310	2,092	1,261	2,487	2,063	31,336
Provision for credit losses	2,271	128	644	971	639	666	570	195	6,084
Non-interest expenses	8,952	1,080	1,298	827	973	813	1,589	1,324	16,856
Income tax expense	967	192	98	116	78	(74)	45	121	1,543
Subtotal	4,410	738	345	396	402	(144)	283	423	6,853
Net income attributable to non-controlling interests in subsidiaries	(28)	–	7	16	91	(87)	76	–	75
Net income attributable to equity holders of the Bank	$4,438	$738	$338	$380	$311	$(57)	$207	$423	$6,778
Total average assets ($ billions)	$689	$164	$41	$31	$52	$14	$35	$135	$1,161

(1)	Includes net income from investments in associated corporations for Canada – $(15), Peru – $5, Chile – $3, Caribbean and Central America – $55, and Other International – $194.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2019 ($ millions) (1)(2)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$7,630	$720	$1,684	$1,576	$1,613	$1,017	$2,143	$794	$17,177
Non-interest income (1)	7,304	1,189	671	790	806	567	1,048	1,482	13,857
Total revenues (3)	14,934	1,909	2,355	2,366	2,419	1,584	3,191	2,276	31,034
Provision for credit losses	981	(16)	335	523	436	362	352	54	3,027
Non-interest expenses	8,275	870	1,306	846	1,166	920	1,933	1,421	16,737
Income tax expense	1,082	267	121	248	185	117	324	128	2,472
Subtotal	4,596	788	593	749	632	185	582	673	8,798
Net income attributable to non-controlling interests in subsidiaries	1	–	14	(11)	179	124	101	–	408
Net income attributable to equity holders of the Bank	$4,595	$788	$579	$760	$453	$61	$481	$673	$8,390
Total average assets ($ billions)	$607	$149	$37	$28	$51	$13	$42	$129	$1,056

(1)	Includes net income from investments in associated corporations for Canada – $(114), Peru – $7, Caribbean and Central America – $69, and Other International – $867.
(2)	Prior period amounts have been restated to conform with current period presentation.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.